Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
a.
Companies of the Group have leased offices, warehouse space, and equipment under operating leases for periods through 2026. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2022
3/31/2023	$2,238
3/31/2024	1,578
3/31/2025	1,289
3/31/2026	1,057
$6,162